Summary of Significant Accounting Policies - Property, Plant, and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years	40 years
Advertising Structures | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Advertising Structures | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years